DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2013
Derivative financial instruments and hedging activities
Schedule of the group's assets and liabilities associated with derivative agreements measured at fair value on a recurring basis

	Significant other observable inputs (Level 2) as of December 31, 2013	Significant other observable inputs (Level 2) as of December 31, 2012
Assets
Interest rate swap agreements	12	41
Cross-currency interest rate swap agreements	1,825	95
Liabilities
Interest rate swap agreements	(421)	(403)

Designated as hedges
Derivative financial instruments and hedging activities
Schedule of the fair value of the Group's derivative instruments

		December 31,
	Statements of financial position location	2013	2012
Asset derivatives
Cross-currency interest rate swaps	Other non-current assets	1,825	94
Interest rate swaps	Other non-current assets	12	41

Total		1,837	135

Liability derivatives
Interest rate swaps	Other long-term liabilities	(389)	(386)
Interest rate swaps	Other payables	(32)	(17)

Total		(421)	(403)

Schedule of the effect of the Group's derivative instruments on the consolidated statements of operations and comprehensive income

		Years ended December 31,
	Location of loss recognized	2013	2012	2011
Interest rate swaps	Interest expense	(184)	(429)	(398)
Cross-currency interest rate swaps	Currency exchange and transaction loss	(777)	(235)	(120)

Total		(961)	(664)	(518)

Amounts of ineffective portion of derivative instruments designated as hedges in the consolidated statements of operations and comprehenisve income

		Years ended December 31,
	Location of gain / (loss) recognized	2013	2012	2011
Interest rate swaps	Interest (expense) / income	(28)	(183)	233
Cross-currency interest rate swaps	Currency exchange and transaction gain	—	—	55

Total		(28)	(183)	288

Schedule of amounts of accumulated other comprehensive loss reclassified into earnings

		Years ended December 31,
	Location of (loss) recognized	2013	2012	2011
Interest rate swaps	Interest expense	(33)	—	(58)

Total		(33)	—	(58)

Effect of interest rate swap agreements designated as hedges in accumulated other comprehensive income

	2013	2012	2011
Accumulated derivatives income / (loss), beginning of the year, net of tax of 4 and (60) and (113), respectively	21	(241)	(453)
Fair value adjustments on hedging derivatives, net of tax of 138 and (29) and (9), respectively	691	(204)	(100)
Amounts reclassified into earnings during the period, net of tax of 151 and 93 and 62, respectively	755	466	312

Accumulated derivatives income / (loss), end of the year, net of tax of 293 and 4 and (60), respectively	1,467	21	(241)

Not designated as hedges
Derivative financial instruments and hedging activities
Schedule of the effect of the Group's derivative instruments on the consolidated statements of operations and comprehensive income

		Years ended December 31,
	Location of gain / (loss) recognized	2013	2012	2011
Foreign currency options	Currency exchange and transaction (loss) / gain	—	(4)	96

Total		—	(4)	96